DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financial assets:
Cash and cash equivalents - restricted	$ 727,857	$ 696,578
Level 1 | U.S. government bonds
Financial liabilities:
Investments		5,000,000
Level 2 | U.S. government bonds
Financial liabilities:
Investments	3,800,000
Carrying Amount
Financial assets:
Cash and cash equivalents - non-restricted	2,136,520	1,256,841
Cash and cash equivalents - restricted	727,857	696,578
Investments - restricted	1,024,134	3,087,572
Investments - non-restricted	3,360,773	2,832,972
Net finance receivables	331,910,518	330,704,771
Financial liabilities:
Amortizing term notes	186,230,677	214,490,826
Investment notes	67,428,441	59,724,991
Fair Value
Financial assets:
Cash and cash equivalents - non-restricted	2,136,520	1,256,841
Cash and cash equivalents - restricted	727,857	696,578
Investments - restricted	1,024,134	3,087,572
Investments - non-restricted	3,360,773	2,832,972
Net finance receivables	331,950,198	331,555,761
Financial liabilities:
Amortizing term notes	186,232,408	214,642,324
Investment notes	$ 67,604,603	$ 59,876,461